Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 98.4%
	COMMUNICATION SERVICES — 0.4%
17,761	Magnite, Inc.*	$164,467
	CONSUMER DISCRETIONARY — 13.2%
4,879	Brunswick Corp.	400,078
4,893	Columbia Sportswear Co.	441,544
11,298	Gentex Corp.	316,683
6,045	Hasbro, Inc.	324,556
2,982	Helen of Troy, Ltd.*,1	283,797
1,509	Lithia Motors, Inc. - Class A	345,455
9,217	LKQ Corp.	523,157
4,023	Papa John's International, Inc.	301,443
1,222	Pool Corp.	418,462
6,390	Steven Madden Ltd.	230,040
2,853	TopBuild Corp.*	593,824
24,682	Topgolf Callaway Brands Corp.*	533,625
1,210	Vail Resorts, Inc.	282,753
6,358	Wyndham Hotels & Resorts, Inc.	431,390
		5,426,807
	CONSUMER STAPLES — 1.9%
3,032	Bunge, Ltd.[1]	289,617
30,903	SunOpta, Inc.*,1	237,953
9,997	United Natural Foods, Inc.*	263,421
		790,991
	ENERGY — 2.6%
19,232	ChampionX Corp.	521,764
25,161	DMC Global, Inc.*	552,787
		1,074,551
	FINANCIALS — 14.6%
2,701	Assurant, Inc.	324,309
9,517	BankUnited, Inc.	214,894
5,212	Banner Corp.	283,377
7,283	Brown & Brown, Inc.	418,190
7,395	Commerce Bancshares, Inc.	431,498
8,267	East West Bancorp, Inc.	458,819
3,547	Euronet Worldwide, Inc.*	396,909
649	FactSet Research Systems, Inc.	269,393
3,920	Globe Life, Inc.	431,278
10,154	Hannon Armstrong Sustainable Infrastructure Capital, Inc. - REIT	290,404
11,870	HomeStreet, Inc.	213,541
1,096	LPL Financial Holdings, Inc.	221,830
2,519	SouthState Corp.	179,504
6,714	Stifel Financial Corp.	396,730

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	FINANCIALS (Continued)
8,075	Voya Financial, Inc.	$577,040
3,715	Walker & Dunlop, Inc.	282,972
5,846	Western Alliance Bancorp	207,767
5,713	Wintrust Financial Corp.	416,763
		6,015,218
	HEALTH CARE — 15.5%
17,991	ARS Pharmaceuticals, Inc.*	117,121
5,494	Axonics, Inc.*	299,753
1,847	Charles River Laboratories International, Inc.*	372,762
792	Chemed Corp.	425,898
22,133	DocGo, Inc.*	191,451
8,303	Encompass Health Corp.	449,192
21,968	Evolent Health, Inc. - Class A*	712,862
6,719	Halozyme Therapeutics, Inc.*	256,599
1,381	ICON PLC*,1	294,968
4,666	ICU Medical, Inc.*	769,703
5,824	Integer Holdings Corp.*	451,360
7,143	Ionis Pharmaceuticals, Inc.*	255,291
7,928	LivaNova PLC*,1	345,502
3,060	Neurocrine Biosciences, Inc.*	309,733
10,749	NextGen Healthcare, Inc.*	187,140
6,788	NuVasive, Inc.*	280,412
12,462	Premier, Inc. - Class A	403,395
1,627	Sarepta Therapeutics, Inc.*	224,249
		6,347,391
	INDUSTRIALS — 25.8%
3,537	AAON, Inc.	341,993
3,407	Albany International Corp. - Class A	304,450
909	Axon Enterprise, Inc.*	204,389
5,088	Casella Waste Systems, Inc. - Class A*	420,574
2,904	Chart Industries, Inc.*	364,162
15,951	Enerpac Tool Group Corp. - Class A	406,750
4,383	ESCO Technologies, Inc.	418,357
5,647	Hexcel Corp.	385,408
1,888	IDEX Corp.	436,185
46,338	Leonardo DRS, Inc.*	601,004
8,569	Mercury Systems, Inc.*	438,047
2,406	Middleby Corp.*	352,744
2,800	MSA Safety, Inc.	373,800
2,117	Nordson Corp.	470,524
1,549	Paylocity Holding Corp.*	307,910
3,626	Regal Rexnord Corp.	510,287
3,015	SPX Technologies, Inc.*	212,799

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	INDUSTRIALS (Continued)
4,750	Stanley Black & Decker, Inc.	$382,755
2,765	Tetra Tech, Inc.	406,206
19,182	Thermon Group Holdings, Inc.*	478,015
6,282	Titan Machinery, Inc.*	191,287
7,029	Trex Co., Inc.*	342,101
1,989	Valmont Industries, Inc.	635,048
8,185	WNS Holdings Ltd. ADR*	762,596
8,712	XPO, Inc.*	277,913
26,244	Zurn Elkay Water Solutions Corp.	560,572
		10,585,876
	INFORMATION TECHNOLOGY — 11.9%
3,493	CyberArk Software Ltd.*,1	516,894
3,740	Elastic N.V.*,1	216,546
7,655	Everbridge, Inc.*	265,399
1,305	F5, Inc.*	190,125
6,157	Kulicke & Soffa Industries, Inc.	324,412
5,653	PagerDuty, Inc.*	197,742
2,029	Perficient, Inc.*	146,474
1,835	Rogers Corp.*	299,894
2,864	TD SYNNEX Corp.	277,207
2,115	Teledyne Technologies, Inc.*	946,166
2,390	Teradyne, Inc.	256,949
10,595	Trimble, Inc.*	555,390
10,106	Vishay Precision Group, Inc.*	422,027
4,198	Wolfspeed, Inc.*	272,660
		4,887,885
	MATERIALS — 3.4%
7,003	Avient Corp.	288,243
3,291	Crown Holdings, Inc.	272,199
9,276	Livent Corp.*	201,475
2,479	Reliance Steel & Aluminum Co.	636,458
		1,398,375
	REAL ESTATE — 6.5%
12,378	Cousins Properties, Inc. - REIT	264,642
2,727	EastGroup Properties, Inc. - REIT	450,828
24,179	Independence Realty Trust, Inc. - REIT	387,589
2,000	Jones Lang LaSalle, Inc.*	290,980
20,683	Kite Realty Group Trust - REIT	432,688
31,669	Macerich Co. - REIT	335,691
4,702	National Storage Affiliates Trust - REIT	196,450
2,281	Sun Communities, Inc. - REIT	321,347
		2,680,215

Kennedy Capital ESG SMID Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of March 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	UTILITIES — 2.6%
19,634	Atlantica Sustainable Infrastructure PLC[1]	$580,381
11,464	Essential Utilities, Inc.	500,404
		1,080,785
	TOTAL COMMON STOCKS
	(Cost $41,697,347)	40,452,561

Principal Amount
	SHORT-TERM INVESTMENTS — 1.5%
$633,254	Goldman Sachs FS Government Fund - Institutional Class, 4.66%[2]	633,254
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $633,254)	633,254
	TOTAL INVESTMENTS — 99.9%
	(Cost $42,330,601)	41,085,815
	Other Assets in Excess of Liabilities — 0.1%	42,532
	NET ASSETS — 100.0%	$41,128,347

REIT – Real Estate Investment Trusts
PLC – Public Limited Company
ADR – American Depository Receipt

*	Non-income producing security.
[1]	Foreign security denominated in U.S. Dollars.
[2]	The rate is the annualized seven-day yield at period end.